Accounts Receivable - Schedule of Changes of Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Beginning balance	$ (39,280)	$ (2,478)
Provision adjustment for accounts receivable	(224,534)	(36,972)
Exchange difference	4,259	170
Ending balance	$ (259,555)	$ (39,280)